Common Stock - Schedule of Shares of Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	230,957,065	210,711,720	190,349,441
Stock Options
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	17,825,731	12,802,899	10,633,972
Stock Options | 2019 Equity Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	4,135,587	3,413,074	6,526,981
Preferred and Exchangeable Stock
Class of Stock [Line Items]
Total common stock reserved for future issuance (in shares)	208,995,747	194,495,747	173,188,488